Income taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Non-capital losses - Canada	$ 0	$ 117,982
Other - Canada	0	117,982
Royalty interests - Australia	(5,426,450)	(4,878,989)
Total	$ (5,426,450)	$ (4,878,989)